Pension and Other Employee Obligations (Details) - Schedule of Pension and Other Employee Obligations - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current
Provision for gratuity	$ 88,040	$ 70,872	$ 93,363
Provision for leave encashment	90,399	75,134	83,528
Other statutory provisions
Current pension and other employee obligations	178,439	146,006	176,891
Non current
Provision for gratuity	262,376	215,841	248,364
Provision for leave encashment	247,136	222,967	152,610
Other statutory provisions			6,539
Non current pension and other employee obligations	$ 509,512	$ 438,808	$ 407,513